SCHEDULE OF SIGNIFICANT COMPONENTS OF DEFERRED TAXES (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 1,232,478	$ 1,168,270
Valuation allowance	(1,232,478)	(1,168,270)	$ (2,996,555)	$ (2,407,161)
Deferred tax assets, net